Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 259,363	$ 1,044	$ 3
Restricted cash	67,567	62,321
Accounts receivable	50,028	1,505
Deferred income taxes	0	128
VAT receivable	40,191	38,281
Prepaid expenses and other current assets	11,529	3,079
Total current assets	428,678	106,358
Property and equipment, net	1,848,635	407,356
Intangible assets, net	289,209	22,600
Deferred financing costs, net	36,081	12,397
Restricted cash, including consolidated variable interest entities of $1,139 and $0 in 2014 and 2013, respectively	7,272	7,401
Other assets	3,205	10,765
Total assets	2,613,080	566,877
Current liabilities:
Current portion of long-term debt	270,900	36,682
Current portion of capital lease obligations	0	773
Accounts payable, accrued expenses and other current liabilities	60,360	1,974
Accrued interest	27,358	6,714
Deferred revenue	7,245	428
Due to SunEdison and affiliates	1,507	82,051
Total current liabilities	367,370	128,622
Other liabilities:
Long-term debt, less current portion	1,033,134	371,427
Long-term capital lease obligations, less current portion	0	28,398
Deferred revenue	35,840	5,376
Deferred income taxes	702	6,600
Asset retirement obligations	44,749	11,002
Total liabilities	1,481,795	551,425
Stockholders' equity:
Net SunEdison investment	0	2,674
Preferred stock	0	0
Additional paid-in capital	317,482	0
Accumulated deficit	(4,014)	0
Accumulated other comprehensive loss	(931)	0
Total TerraForm Power stockholders' equity	313,511	2,674
Non-controlling interests	817,774	12,778
Total equity	1,131,285	15,452	30,029
Total liabilities and equity	2,613,080	566,877
Class A Common Stock
Stockholders' equity:
Common Stock	271	0
Class B Common Stock
Stockholders' equity:
Common Stock	645	0
Class B1 Common Stock
Stockholders' equity:
Common Stock	58	0
Predecessor
Current assets:
Cash and cash equivalents		1,044	3
Restricted cash		62,321	4,538
Accounts receivable		1,505	613
Deferred income taxes		128	27
VAT Receivable and Other Current Assets		41,360	3,673
Total current assets		106,358	8,854
Property and equipment, net		407,356	111,697
Intangible assets, net		22,600	22,600
Deferred financing costs, net		12,397	1,828
Other assets		18,166	13,976
Total assets		566,877	158,955
Current liabilities:
Current portion of long-term debt and financing lease obligations		36,682	1,191
Current portion of capital lease obligations		773	1,802
Accounts payable, accrued expenses and other current liabilities		8,688	575
Deferred revenue		428	205
Due to SunEdison and affiliates		82,051	5,988
Total current liabilities		128,622	9,761
Other liabilities:
Noncurrent portion of long-term debt and financing lease obligations		371,427	74,307
Long-term capital lease obligations, less current portion		28,398	29,172
Deferred revenue		5,376	5,012
Deferred income taxes		6,600	4,499
Asset retirement obligations		11,002	6,175
Total liabilities		551,425	128,926
Stockholders' equity:
Net SunEdison investment		2,674	30,029
Non-controlling interests		12,778	0
Total equity		15,452	30,029
Total liabilities and equity		$ 566,877	$ 158,955